UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09915

Small-Cap Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Small-Cap Growth Portfolio                                                                                                              as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.1%

Security	Shares	Value
Aerospace & Defense — 4.1%
Alliant Techsystems, Inc. (1)	4,900	$430,808
Armor Holdings, Inc. (1)	7,060	475,350
Ceradyne, Inc. (1)	5,005	273,974
		$1,180,132
Biotechnology — 1.4%
Martek Biosciences Corp. (1)	19,180	$395,492
		$395,492
Capital Markets — 5.1%
Affiliated Managers Group, Inc. (1)	3,670	$397,644
Greenhill & Co., Inc.	5,470	335,803
Lazard, Ltd., Class A	8,780	440,580
Penson Worldwide, Inc. (1)	9,880	298,277
		$1,472,304
Chemicals — 4.0%
International Flavors & Fragrances, Inc.	8,890	$419,786
Scotts Miracle-Gro Co.	1,680	73,970
Terra Industries, Inc. (1)	37,405	654,587
		$1,148,343
Commercial Services & Supplies — 3.3%
Clean Harbors, Inc. (1)	4,620	$208,916
FTI Consulting, Inc. (1)	15,300	513,927
Knoll, Inc.	9,260	220,666
		$943,509
Communications Equipment — 2.1%
3Com Corp. (1)	80,500	$314,755
Harris Stratex Networks, Inc. (1)	15,672	300,746
		$615,501
Computer Peripherals — 1.4%
Brocade Communications Systems, Inc. (1)	14,530	$138,326
Stratasys, Inc. (1)	6,120	261,446
		$399,772
Construction & Engineering — 1.6%
Foster Wheeler, Ltd. (1)	7,750	$452,522
		$452,522
Diversified Consumer Services — 1.4%
DeVry, Inc.	13,400	$393,290
		$393,290

Electric Utilities — 0.8%
ITC Holdings Corp.	5,375	$232,684
		$232,684
Electrical Equipment — 0.7%
AMETEK, Inc.	6,030	$208,276
		$208,276
Electronic Equipment & Instruments — 5.4%
Excel Technology, Inc. (1)	14,880	$406,670
FLIR Systems, Inc. (1)	16,000	570,720
Paxar Corp. (1)	6,000	172,200
Zygo Corp. (1)	26,300	421,063
		$1,570,653
Energy Equipment & Services — 4.1%
Dresser-Rand Group, Inc. (1)	16,450	$501,067
Hornbeck Offshore Services, Inc. (1)	7,800	223,470
Input/Output, Inc. (1)	33,250	458,185
		$1,182,722
Health Care Equipment & Supplies — 8.3%
Cooper Cos., Inc., (The)	7,490	$364,164
DJO, Inc. (1)	6,600	250,140
IDEXX Laboratories, Inc. (1)	2,320	203,302
Respironics, Inc. (1)	10,800	453,492
Sirona Dental Systems, Inc.	10,000	344,600
West Pharmaceutical Services, Inc.	9,830	456,407
Wright Medical Group, Inc. (1)	15,400	343,266
		$2,415,371
Health Care Providers & Services — 0.8%
VCA Antech, Inc. (1)	6,400	$232,384
		$232,384
Hotels, Restaurants & Leisure — 0.9%
Cheesecake Factory, Inc., (The) (1)	10,040	$267,566
		$267,566
Household Durables — 3.8%
Jarden Corp. (1)	18,830	$721,189
Universal Electronics, Inc. (1)	13,650	380,289
		$1,101,478
Household Products — 1.6%
Church & Dwight Co., Inc.	9,010	$453,653
		$453,653
Insurance — 3.1%
Philadelphia Consolidated Holding Corp. (1)	3,204	$140,944
Protective Life Corp.	9,830	432,913
Security Capital Assurance, Ltd.	11,890	335,655
		$909,512

IT Services — 2.7%
Euronet Worldwide, Inc. (1)	14,470	$388,664
MoneyGram International, Inc.	14,550	403,908
		$792,572
Life Sciences Tools & Services — 0.5%
Bruker BioSciences Corp. (1)	14,480	$152,330
		$152,330
Machinery — 3.9%
Kadant, Inc. (1)	11,370	$288,343
RBC Bearings, Inc. (1)	10,840	362,381
Titan International, Inc.	19,040	482,283
		$1,133,007
Media — 2.3%
Central European Media Enterprises, Ltd. (1)	6,100	$539,850
Live Nation, Inc. (1)	5,790	127,727
		$667,577
Metals & Mining — 2.9%
Aber Diamond Corp.	14,130	$527,280
IAMGOLD Corp.	23,917	184,400
Meridian Gold, Inc. (1)	5,090	129,948
		$841,628
Multiline Retail — 1.7%
Big Lots, Inc. (1)	16,030	$501,418
		$501,418
Multi-Utilities — 0.9%
CMS Energy Corp.	14,000	$249,200
		$249,200
Oil, Gas & Consumable Fuels — 7.6%
Denbury Resources, Inc. (1)	14,800	$440,892
Forest Oil Corp. (1)	13,250	442,153
Foundation Coal Holdings, Inc.	6,130	210,504
Petrohawk Energy Corp. (1)	34,580	455,419
Quicksilver Resources, Inc. (1)	5,380	213,963
Range Resources Corp.	13,340	445,556
		$2,208,487
Personal Products — 1.2%
Playtex Products, Inc. (1)	26,450	$358,927
		$358,927
Real Estate Investment Trusts (REITs) — 1.8%
Acadia Realty Trust	7,735	$201,651
Douglas Emmett, Inc.	7,130	182,029
Equity One, Inc.	4,960	131,440
		$515,120

Road & Rail — 1.9%
Kansas City Southern (1)	12,520	$445,462
Landstar System, Inc.	2,430	111,391
		$556,853
Semiconductors & Semiconductor Equipment — 3.0%
AMIS Holdings, Inc. (1)	19,000	$208,050
Intersil Corp., Class A	5,440	144,106
Verigy, Ltd. (1)	21,300	499,911
		$852,067
Software — 4.2%
i2 Technologies, Inc. (1)	5,650	$135,600
Parametric Technology Corp. (1)	29,050	554,565
Sybase, Inc. (1)	21,200	535,936
		$1,226,101
Specialty Retail — 1.7%
Barnes & Noble, Inc.	6,960	$274,572
Men’s Wearhouse, Inc., (The)	4,750	223,488
		$498,060
Trading Companies & Distributors — 1.4%
GATX Corp.	8,300	$396,740
		$396,740
Wireless Telecommunication Services — 1.5%
NII Holdings, Inc. (1)	5,950	$441,371
		$441,371
Total Common Stocks (identified cost $21,948,738)		$26,966,622

Short-Term Investments — 7.0%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.74%, (2)	$2,024	$2,024,273
Total Short-Term Investments (at amortized cost, $2,024,273)		$2,024,273
Total Investments — 100.1% (identified cost $23,973,011)		$28,990,895
Other Assets, Less Liabilities — (0.1)%		$(16,348)
Net Assets — 100.0%		$28,974,547

(1)	Non-income producing security.
(2)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of March 31, 2007.

The Portfolio did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$24,005,493
Gross unrealized appreciation	$5,313,694
Gross unrealized depreciation	(328,292)
Net unrealized appreciation	$4,985,402

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small-Cap Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2007

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	May 21, 2007